Operating Segments	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
OPERATING SEGMENTS
23	OPERATING SEGMENTS

Directors determine the basis of operating segments by analyzing the Group’s various revenue streams. They consider the nature of these revenues, the markets served, and the internal reporting structure. By segmenting the Group into distinct operating units, each with unique financial metrics and strategic goals, directors gain clearer insights into performance. This segmentation informs business decisions and resource allocation, allowing directors to target investments, manage costs, and optimize operations effectively for each segment.

The Group’s operations are located in Malaysia. All of the Group’s revenue from external customers based on the location of the Group’s operations is from Malaysia. The geographical locations of the Group’s non-current assets are mostly situated in Malaysia based on physical location of assets.

	For the six months ended June 30, 2024
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	6,492,877	3,228,802	4,379,003	5,554,760	-	19,655,442
Cost of Revenue	(4,634,251)	(3,526,415)	(4,333,085)	(3,508,664)	(164,722)	(16,167,137)
Gross Profit	1,858,626	(297,613)	45,918	2,046,096	(164,722)	3,488,305
Selling & Administrative Expenses	(261,847)	(261,847)	(261,848)	(261,848)	-	(1,047,390)
Income from operations	1,596,779	(559,460)	(215,930)	1,784,248	(164,722)	2,440,915

Segment depreciation	468,338	78,056	156,113	39,028	39,028	780,563
Segment amortization	16,577	2,763	5,526	1,381	1,381	27,628

Segment Assets	12,747,282	2,124,547	4,249,094	1,062,274	1,062,274	21,245,471
Segment Liabilities	5,462,766	910,462	1,820,922	455,231	455,230	9,104,611

	For the six months ended June 30, 2025
	SAAS Business	Software Customization	Data Analysis & Hosting Services	Outright Purchase	Others	Total
	RM	RM	RM	RM	RM	RM
Revenue	13,465,340	6,161,113	9,494,765	18,746,215	-	47,867,433
Cost of Revenue	(11,478,758)	(5,829,371)	(8,874,411)	(11,988,644)	(164,722)	(38,335,906)
Gross Profit/(Loss)	1,986,582	331,742	620,354	6,757,571	(164,722)	9,531,527
Selling & Administrative Expenses	(417,510)	(417,510)	(417,510)	(417,510)	-	(1,670,040)
Income from operations	1,569,072	(85,768)	202,844	6,340,061	(164,722)	7,861,487

Segment depreciation	850,049	141,675	283,349	70,837	70,837	1,416,747
Segment amortization	15,689	2,616	5,230	1,307	1,307	26,149

Segment Assets	39,576,879	6,596,146	13,192,293	3,298,073	3,298,073	65,961,464
Segment Liabilities	5,896,616	982,769	1,965,539	491,385	491,385	9,827,694